FINANCIAL RISK FACTORS - Contractual undiscounted cash flows (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
"Less than 1 year"
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings	£ 23,901
Lease liabilities	21	£ 3,470
"Between 1 and 2 years "
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings	2,188
Lease liabilities	42	£ 3,909
"Between 2 and 5 years "
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings	693
Lease liabilities	63
Issued debt	26,908
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	£ 251